Cover	Feb. 22, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 22, 2023
Entity File Number	000-53204
Entity Registrant Name	EVENTIKO INC.
Entity Central Index Key	0001816554
Entity Tax Identification Number	95-1535709
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	54/27 Nawamin Rd,
Entity Address, Address Line Two	Nuanchan, Bueng Kum
Entity Address, City or Town	Bankok
Entity Address, Country	TH
Entity Address, Postal Zip Code	10230
City Area Code	(702)
Local Phone Number	605-4808
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true